Note 5 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 984,258	$ 992,109
Commercial And Industrial [Member]
Loans	89,527	83,857
Real Estate Construction Porfolio Segment [Member]
Loans	63,246	56,731
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	347,047	336,487
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	470,027	498,247
Consumer Portfolio Segment [Member]
Loans	14,411	16,787
Pass [Member]
Loans	957,939	965,166
Pass [Member] | Commercial And Industrial [Member]
Loans	84,136	77,002
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Loans	63,246	55,397
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	342,988	332,475
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	453,170	483,516
Pass [Member] | Consumer Portfolio Segment [Member]
Loans	14,399	16,776
Special Mention [Member]
Loans	11,028	13,076
Special Mention [Member] | Commercial And Industrial [Member]
Loans	3,619	4,572
Special Mention [Member] | Real Estate Construction Porfolio Segment [Member]
Loans		1,334
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	420	553
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	6,989	6,617
Substandard [Member]
Loans	15,291	13,867
Substandard [Member] | Commercial And Industrial [Member]
Loans	1,772	2,283
Substandard [Member] | Real Estate Construction Porfolio Segment [Member]
Loans
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	3,639	3,459
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	9,868	8,114
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans	12	11
Doubtful [Member]
Loans
Doubtful [Member] | Commercial And Industrial [Member]
Loans
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Loans
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans